Estimated Future Intangible Asset Amortization Expense (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Estimated Future Amortization Expense [Line Items]
2015		$ 97,405
2016		76,583
2017		42,591
2018		0
2019		0
Total estimated amortization expense	$ 143,072	216,580	$ 334,025
Adjustments
Schedule Of Estimated Future Amortization Expense [Line Items]
Total estimated amortization expense		$ 216,579